ACQUISITIONS	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS
NOTE 2 – ACQUISITIONS
Ilva
On November 1, 2018, ArcelorMittal completed the acquisition of Ilva S.p.A. and certain of its subsidiaries ("Ilva") following the signature on June 28, 2017 of a lease agreement with an obligation to purchase between the Italian Government and AM InvestCo Italy S.p.A. ("AM InvestCo"), a consortium formed by ArcelorMittal and Intesa San Paolo S.p.A. ("ISP") with respective interests of 94.45% and 5.55%. The completion of the acquisition followed ArcelorMittal's notification to the European Commission of AM InvestCo's proposed acquisition of Ilva on September 21, 2017 and the submission of commitments on October 19, 2017. The European Commission initiated a Phase II review of AM InvestCo’s proposed acquisition of Ilva on November 8, 2017 and approved the transaction on May 7, 2018 subject to the fulfillment of divestment commitments which were subsequently completed (see note 4) and the exit of Marcegaglia from AM InvestCo (Marcegaglia held initially a 15% interest in AM InvestCo) completed on November 9, 2018.
Ilva is Europe’s largest single steel site and only integrated steelmaker in Italy with its main production facility based in Taranto. Ilva also has significant steel finishing capacity in Taranto, Novi Ligure and Genova. As a result of the lease agreement, the assets and liabilities subject to the transaction are leased by subsidiaries of AM InvestCo, including ArcelorMittal Italia S.p.A., which combines the sites of Taranto, Novi Ligure and Genova. The nominal purchase price amounts to €1.8 billion (2.1 billion) subject to certain adjustments including working capital adjustment, with annual leasing costs of €180 million (206) resulting in a present value of 1,540 at acquisition date. The total consideration includes a 54 liability corresponding to environmental capital expenditures already completed by Ilva and which will be refunded by ArcelorMittal to Ilva. In September 2018, Ilva's trade unions ratified a labor agreement following which ArcelorMittal committed to initially hire 10,700 workers based on their existing contractual terms of employment. In addition, between 2023 and 2025, the Company has committed to hire any workers who remain under Ilva’s extraordinary administration. Ilva’s business units are initially leased with rental payments qualifying as down payments against the purchase price and are part of the Europe reportable segment. The lease period is for a minimum of four years followed by a subsequent purchase obligation. The Company accounted for this transaction as a business combination as it obtained control of the business subject to the lease.
ISP's interest is subject to put and call option arrangements exercisable by ISP and ArcelorMittal between November 1, 2020 and November 1, 2025 and between November 1, 2021 and November 1, 2025, respectively. The Company determined that it has a present ownership interest in the shares subject to the put option. Accordingly, it recognized at acquisition date a 122 financial liability measured at the present value of the redemption amount.
Following the closing of the transaction, the acquisition-date fair value of the identifiable assets and liabilities of Ilva was determined on a provisional basis, in particular with respect to property, plant and equipment, environmental provisions, indemnification asset, tax implications and working capital balances at closing date. The finalization of the acquisition-date fair values, for which there was no update in the first half of 2019, remained open as of June 30, 2019 and the Company expects to complete its accounting during the second half of 2019.
On June 28, 2019, the Italian Parliament ratified a law decree enacted by the Government, which has removed the protection for criminal liability related to public health and safety and workplace security issues and, as from September 7, 2019, will also remove such protection as it relates to environmental issues. ArcelorMittal considers that the removal of this protection could impair any operator’s ability to operate the Taranto plant of ArcelorMittal Italia while implementing the €1.15 billion environmental investment program approved by the Italian Government in September 2017. According to the legal framework in force at the time of signing and closing of the lease agreement, Ilva’s insolvency trustees, as well as the lessee and purchaser of Ilva’s assets, were granted protection from possible criminal liability related to environmental, health and safety and workplace security issues at Ilva’s Taranto plant, pending the timely implementation of the environmental investment program. In September 2017 and then August 2018, the Italian State Solicitor-General issued an opinion confirming that the term of the protection coincided with the term of the Company’s environmental plan, namely to August 23, 2023. ArcelorMittal remains in discussions with the Italian authorities on this matter, in view of reaching before September 7, 2019 an appropriate solution compatible with the continued operation of the Taranto plant.
Votorantim
On April 1, 2018, ArcelorMittal completed the acquisition of Votorantim Siderurgia (subsequently renamed ArcelorMittal Sul Fluminense "AMSF"), Votorantim S.A.'s long steel business in Brazil pursuant to which Votorantim Siderurgia became a wholly-owned subsidiary of ArcelorMittal Brasil. The combination of ArcelorMittal Brasil's long steel business and AMSF aims to create cost, logistical and operational synergies. The combined operations include ArcelorMittal Brasil’s production sites at Monlevade, Juiz de Fora and Piracicaba, and AMSF’s production sites at Barra Mansa, Resende and its 50% interest in the joint venture Sitrel in Três Lagoas. On February 7, 2018, the Brazilian antitrust authority CADE approved the transaction, conditioned to the fulfillment of divestment commitments by ArcelorMittal Brasil which were completed in May 2018. The acquisition was completed through the issuance of preferred shares to Votorantim S.A. representing a 2.99% interest in ArcelorMittal Brasil. Pursuant to the shareholders' agreement, such preferred shares are subject to put and call option arrangements exercisable by Votorantim S.A. and ArcelorMittal Brasil between July 1, 2019 and December 31, 2022 and between January 1, 2023 and December 31, 2024, respectively. The Company determined that it has a present ownership interest in the preferred shares subject to the put option. Accordingly, it recognized at acquisition date a 328 financial liability at amortized cost and measured at the present value of the redemption amount. The Company completed its acquisition-date fair value of the identifiable assets and liabilities of AMSF in the first half of 2019 and recognized an increase of 8 in goodwill and other liabilities following a revised measurement of contingent liabilities. Other non-current assets include an 83 indemnification asset towards Votorantim S.A. relating to contingent liabilities of 93 and an 82 investment in Sitrel. Other liabilities include unfavorable contracts for 293 and borrowings of 211. Current assets include cash and receivables for 13 and 141, respectively (including trade receivables of 92 with gross contractual amounts of 108 and contractual cash flows not expected to be collected of 16). The Company recognized acquisition-related costs of 8 in selling, general and administrative expenses in 2018.
Münker
On June 4, 2019, the Company completed the acquisition of Münker Metallprofile GmbH ("Münker") for a total consideration of €48 million (54) of which €44 million (46 net of cash acquired of 3) was paid at closing and €5 million (5) payable contingent upon certain criteria. The acquisition of Münker will strengthen ArcelorMittal Downstream Solutions' construction business within the Europe segment. Following the recent closing of the transaction, the acquisition-date fair value of identifiable assets and liabilities of Münker has been determined on a provisional basis as of June 30, 2019, in particular with respect to intangible assets. The Company expects to complete its accounting during the second half of 2019. Revenue and net profit/loss since acquisition date were 5 and nil, respectively. Revenue and net loss attributable to the equity holders of the parent, of the Company, for six months ended June 30, 2019 were 38,497 and 32, respectively, as though the acquisition date of Münker had been as of January 1, 2019.
The table below summarizes the final acquisition-date fair value of the assets acquired and liabilities assumed for AMSF and the provisional estimate for Münker as of June 30, 2019:

	AMSF	Münker
Current assets	262	22
Property, plant and equipment	600	31
Intangible assets	19	—
Other non-current assets	252	—
Total assets acquired	1,133	53
Deferred tax liabilities	(45)	—
Other liabilities	(792)	(15)
Total liabilities acquired	(837)	(15)
Net assets acquired	296	38
Consideration paid, net	—	46
Consideration payable	328	5
Goodwill	32	13